Vessels, Port Terminals and Other Fixed Assets, net (Details3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
San San H and Stavroula	$ 32,939
Less: Accumulated amortization	(1,680)
Net book value	$ 31,259